Supplement dated December 28, 2009 to the Prospectus of each Fund named below regarding
Changes in Eligibility to Purchase Class Z Shares

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The Board of Directors/Trustees for each Fund listed below recently approved a change in each Fund’s eligibility policies applicable to the purchase of Class Z shares.

To reflect this change, the section of each Fund’s Prospectus entitled “How to Buy, Sell and Exchange Shares of the Fund—Qualifying for Class Z Shares—Other Types of Investors” is hereby amended by deleting the existing discussion relative to purchases of Class Z shares by Directors/Trustees, and substituting the following new discussion:

Other Types of Investors.  Class Z shares can also be purchased by any of the following:

-- Current/former Directors/Trustees of mutual funds managed by PI or any other affiliate of Prudential.

Jennison 20/20 Focus Fund
Prudential Investment Portfolios, Inc.
     Dryden Asset Allocation Fund
     Jennison Equity Opportunity Fund
     Jennison Growth Fund
     JennisonDryden Conservative Allocation Fund
     JennisonDryden Growth Allocation Fund
     JennisonDryden Moderate Allocation Fund

JennisonDryden Opportunity Funds Dryden Strategic Value Fund Jennison Select Growth Fund	Jennison Small Company Fund, Inc.
Dryden Government Income Fund, Inc.	Dryden Tax-Managed Funds Dryden Large-Cap Core Equity Fund
Dryden Global Real Estate Fund	Prudential World Fund, Inc. Dryden International Equity Fund Dryden International Value Fund
Dryden Municipal Bond Fund High Income Series	Strategic Partners Mutual Funds, Inc. Dryden Mid-Cap Value Fund Jennison Equity Income Fund
MoneyMart Assets, Inc.	Dryden Small-Cap Core Equity Fund, Inc.
Dryden California Municipal Fund California Income Series	Jennison Natural Resources Fund, Inc.
Dryden High Yield Fund, Inc.	Dryden Global Total Return Fund, Inc.
Dryden National Municipals Fund, Inc.	Dryden Total Return Bond Fund, Inc.
Jennison Blend Fund, Inc.	Dryden Government Securities Trust Money Market Series
Jennison Mid-Cap Growth Fund, Inc.	JennisonDryden Sector Funds Dryden Financial Services Fund Jennison Health Sciences Fund Jennison Utility Fund
JennisonDryden Portfolios Jennison Value Fund	Dryden Short-Term Bond Fund, Inc. Dryden Short-Term Corporate Bond Fund, Inc.
Dryden Index Series Fund Dryden Stock Index Fund

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